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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 1999.

               (Please read instructions before preparing form.)

If amended report check here: / /

Seneca Capital Management LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

909 Montgomery Street, Suite 500     San Francisco      CA          94133
--------------------------------------------------------------------------------
Business Address      (Street)          (City)        (State)        (Zip)

Sandra J. Monticelli              415-677-1597        Chief Financial Officer
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.

                                   ATTENTION
           INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
                          FEDERAL CRIMINAL VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of San Francisco and State of California on the 10th day of February, 2000.

                                   Seneca Capital Management LLC
                                 -----------------------------------------------
                                   (Name of Institutional Investment Manager)

                                   /s/ Sandra J. Monticelli
                                 -----------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                               to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                     13F File No.:  Name:                     13F File No.:
------------------------  -------------  ------------------------  -------------
1. Seneca Capital                        6.
   Management LLC         28-6450          ----------------------  -------------
   ---------------------  -------------
2. Phoenix Investment                    7.
   Partners Ltd.                           ----------------------  -------------
   ---------------------  -------------
3. Phoenix Home Life                     8.
   Mutual Ins. Co.                         ----------------------  -------------
   ---------------------  -------------
4.                                       9.
  ----------------------  -------------    ----------------------  -------------
5.                                       10.
  ----------------------  -------------     ---------------------  -------------

                                                                 SEC 1685 (5/91)

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT

                      MANAGER PURSUANT TO SECTION 13(f) OF

                      THE SECURITIES EXCHANGE ACT OF 1934

                              AND RULES THEREUNDER


Report for Quarter Ended December 31, 1999

Securities with respect to which Seneca Capital Management LLC exercises investment discretion, as reported herein, are hereby also reported herein with respect to direct and indirect parent organizations of Seneca Capital Management LLC, namely Phoenix Investment Partners Ltd., 56 Prospect Street, Hartford, Connecticut, and its majority shareholder, Phoenix Home Life Mutual Insurance Company, One American Row, Hartford, Connecticut. Such securities have not been included in the report filed by Phoenix Home Life Mutual Insurance Company for itself, Phoenix Investment Partners Ltd., and certain other subsidiaries of Phoenix Investment Partners Ltd.

                                                                    NON VOTING                              VOTING
                                                          -----------------------------------    --------------------------------
SECURITY                              CUSIP    SYMBOL     UNITS        COUNT     MARKET VALUE      UNITS     COUNT   MARKET VALUE
L>>>>>>>>>>>>>>>>>>>>>>>*             L>>>>>>  *L>>>>     V>>>>       *V>>>      *V>>>>>>>>>     V>>>>>>     *V>>>    *V>>>>>>>
AETNA INC                              8117103 AET           428         3           31,993          317        5        17,693
AGILENT TECHNOLOGIES                 00846U101 A          18,950       171        1,465,100       80,529      818     6,226,037
AIR PROD & CHEM INC                    9158106 APD             0         0                0          265        3         8,894
ALBERTO CULVER CO A                   13068200 ACVA            0         0                0           95        1         2,066
ALBERTSONS INC                        13104104 ABS           294         3            9,482          185        2         5,967
ALCOA INC                             13817101 AA         11,840       175          982,720       50,705      836     4,208,515
ALLSTAR INNS INC                      19889104 ALSTF           0         0                0           33        1             0
ALLSTATE CORP                         20002101 ALL         2,000         1           48,126          878        9        21,127
ALLTEL CORP DE                        20039103 AT              0         0                0          420        6        34,729
AMERICAN EXPRESS CO                   25816109 AXP           600         1           45,525            3        2           499
AMERICAN GENERAL CORP TEXAS           26351106 AGC             0         0                0           50        2         3,794
AMERICAN HOME PRODUCTS                26609107 AHP             0         0                0          675        9        26,495
AMERICAN INTERNATIONAL GP             26874107 AIG           984         5          106,396        3,091       65       334,222
AMFM INC                               1693100 AFM        21,435       178        1,677,336       89,384      890     6,994,518
ANHEUSER BUSCH COS INC                35229103 BUD         1,385         6           98,163        4,553       68       322,696
APACHE CORP                           37411105 APA           280         3           10,342            0        0             0
AT&T CORPORATION                       1957109 T           1,912         3           97,154        5,741       56       291,718
AT&T LIBERTY MEDIA GROUP A             1957208 LMGA            0         0                0          174        1         9,885
AUTOMATIC DATA PROCESSING INC         53015103 AUD         2,070         5          111,523        6,373       63       343,353
AVERY DENNISON CORPORATION            53611109 AVY           150         3            5,194          275        2        20,041
AVNET INC                             53807103 AVT             0         0                0          440        5        26,622
AVON PRODUCTS INC                     54303102 AVP             0         0                0          400        5        13,200
BAKER HUGHES INC                      57224107 BHI           180         1            3,791          440        4         9,268
BANK OF AMERICA CORP                  60505104 BAC         1,131         3           56,762        3,339       56       167,580
BANK OF NEW YORK                      64057102 BK              0         0                0          527        4        21,080
BANK ONE CORP                        06423A103 ONE             0         0                0           52        1         1,664
BAXTER INTL INC                       71813109 BAX           380         3           23,869          755       12        47,426
BEA SYSTEMS INC                       73325102 BEAS            0         0                0           50        1         3,497
BEAR STEARNS COMPANIES INC            73902108 BSC             0         0                0          402        3        17,186
BELL ATLANTIC CORP                    77853109 BEL        17,147       174        1,055,612       71,794      829     4,419,836
BELLSOUTH CORP                        79860102 BLS             0         0                0          595        5        27,854
BESTFOODS INC                        08658U101 BFO             0         0                0          105        2         5,519
BJ SVCS CO                            55482103 BJS             0         0                0          512        5        21,408
BOWATER INCORPORATED                 102183100 BOW           430         3            5,752           28        1         1,521
BP AMOCO PLC ADS                      55622104 BPA             0         0                0          138        2         8,186
BRINKER INTL INC                     109641100 EAT           500         3           12,063            0        0             0
BRISTOL MYERS SQUIBB CO              110122108 BMY        19,960       179        1,281,162       83,567      895     5,363,870
BURLINGTON NO SANTA FE CP            12189T104 BNI             0         0                0          354        3         8,584
CARDINAL HEALTH INC                  14149Y108 CAH             0         0                0          105        2         5,027
CATERPILLAR INC                      149123101 CAT           130         2            3,567          360        7        16,942
CELLNET FUNDING LLC PFD              150945202 CNDSP           0         0                0          700        2         1,641
CHARLES SCHWAB NEW                   808513105 SCH         3,070         5          117,428        7,940       56       303,717
CHARTER COMM CLASS A                 16117M107 CHTR       31,840       169          696,525      133,730      824     2,925,469
CHASE MANHATTAN CORP NEW             16161A108 CMB             0         0                0          453       10        35,193
CHEVRON CORP                         166751107 CHV             0         0                0          170        2        14,726


CIGNA CP                             125509109 CI            110         3            8,862          430        9        34,642
CIRCUIT CY STRS CIRCUIT CY GP        172737108 CC            180         3            8,112            0        0             0
CISCO SYS INC                        17275R102 CSCO       15,264       179        1,635,165       62,948      896     6,743,365
CIT GROUP INC A                      125577106 CIT           450         3            9,506            0        0             0
CITIGROUP INC                        172967101 C          33,086       178        1,842,494      139,280      902     7,756,221
CKE RESTAURANTS INCORPORATED         1.26E+109 CKR             0         0                0        1,444        5         8,483
CLOROX CO DE                         189054109 CLX        17,659       172          889,601       75,281      826     3,792,413
CNH GLOBAL NV                        N20935107 CNH             0         0                0           77        1         1,025
COASTAL CORP                         190441105 CGP             0         0                0          427        4        15,132
COCA COLA CO                         191216100 KO             55         1            3,204          318        6        18,526
COGNEX CORP                          192422103 CGNX          220         3            8,580            0        0             0
COLGATE PALMOLIVE CO                 194162103 CL          2,020         5          131,300        6,001       60       390,065
COLUMBIA/HCA HEALTHCARE CORP         197677107 COL             0         0                0          694        4        20,344
COMMONWEALTH ED 1.40 PREF CV         202795696 202795          0         0                0            1        1             0
COMPAQ COMPUTER CORP                 204493100 CPQ             0         0                0          155        2         4,195
COMPUTER ASSOC INTL INC              204912109 CA              0         0                0          455        5        31,821
COMPUTER SCIENCES CP                 205363104 CSC             0         0                0           80        2         7,570
CONOCO INC  CL A                     208251306 COCA            0         0                0          515        5        12,747
CONOCO INC CL B                      208251405 COCB            0         0                0          535        4        13,309
CONSECO INC                          208464107 CNC             0         0                0          860        5        15,318
CONSTELLATION ENERGY GP INC          210371100 CEG             0         0                0          330        2         9,570
CORECOMM LTD                         G2422R109 COMM            0         0                0          145        1         8,609
COUNTRYWIDE CREDIT INDS DEL          222372104 CCR           150         3           19,341          689        6        17,398
COX COMMUNICATIONS CLASS A           224044107 COX             0         0                0           80        1         4,120
CRESCENT REAL EST EQUITIES CO        225756105 CEI             0         0                0          610        5        11,208
CVS CORPORATION                      126650100 CVS             0         0                0          630        5        25,122
DARDEN RESTAURANTS                   237194105 DRI             0         0                0           57        1         1,033
DAYTON HUDSON CORP                   239753106 DH              0         0                0          120        2         8,812
DEERE & CO                           244199105 DE            250         3           10,844          573        9        24,855
DELL COMPUTER CORP                   247025109 DELL            0         0                0          100        1         5,100
DELPHI AUTOMOTIVE SYSTEMS CORP       247126105 DPH             0         0                0          909        4        14,317
DELTA AIRLINES                       247361108 DAL             0         0                0          837        9        41,694
DELUXE CORPORATION                   248019101 DLX             0         0                0          405        5        11,112
DIAGEO PLC SPON ADR NEW              25243Q205 DEO             0         0                0           95        2         3,040
DILLARDS INC CL A                    254067101 DDS             0         0                0           90        1         1,817
DOW CHEMICAL CO                      260543103 DOW         7,705       174        1,029,626       34,229      832     4,574,075
DU PONT EI DE NEMOURS & CO           263534109 DD              0         0                0          265        5        17,457
DUKE-WEEKS REALTY CORP               264411505 DRE           210         3           10,527        1,280        5        24,961
DUN & BRADSTREET CORP NEW            26483B106 DNB             0         0                0          935        7        27,583
E W SCRIPPS COMPANY NEW              811054204 SSP             0         0                0           44        1         1,972
EASTMAN KODAK CO                     277461109 EK              0         0                0          180        5        11,926
EATON CORPORATION                    278058102 ETN           210         3           15,252            0        0             0
EL PASO ENERGY CORP                  283905107 EPG           180         3            7,043          555        7        21,541
ELI LILLY & CO                       532457108 LLY         1,360         5           90,441        3,845       61       255,697
EMERSON ELECTRIC CO                  291011104 EMR             0         0                0          511        7        29,319
ENRON CORP                           293561106 ENE           530         3           23,519            0        0             0
EOG RESOURCES INC                    26875P101 EOG           620         3           10,889            0        0             0
EQUITY RESIDENTAL PROP TR            29476L107 EQR           130         3            5,550            0        0             0
EVEREST REINSURANCE HLDGS INC        299808105 RE            180         3            4,017            0        0             0
EXXON MOBIL CORP                     30231G102 XOM         1,635         5          131,720        5,133       63       413,527

FANNIE MAE                           313586109 FNM             0         0                0          622        8        38,836
FEDERATED DEPT STRS INC DEL          31410H101 FD            180         3            7,369          331        4        16,735
FIRST DATA CORP                      319963104 FDC           590         3           29,096            0        0             0
FIRST UNION CORP                     337358105 FTU           310         3           10,211        1,342       15        44,203
FLEETBOSTON  FINANCIAL CP            339030108 FBF             0         0                0          850        7        29,591
FORD MOTOR CO                        345370100 F               0         0                0          530        9        28,258
FORT JAMES CORPORATION               347471104 FJ              0         0                0          950        7        26,008
FORTUNE BRANDS INC                   349631101 FO              0         0                0          623        6        20,598
FRESENIUS MED CARE HLDGS PFD D       358030203 FSMEP           0         0                0          224        1             2
GANNETT COMPANY INC DE               364730101 GCI           150         3            4,491           95        2         7,748
GAP INC                              364760108 GPS         3,090         5          142,140        8,902       60       409,492
GENERAL ELECTRIC CO                  369604103 GE         12,555       179        1,942,930       51,782      898     8,013,500
GENERAL MILLS INC                    370334104 GIS        18,187       174          650,209       78,407      839     2,803,176
GENERAL MOTORS CORP                  370442105 GM              0         0                0          375        5        27,258
GENERAL MOTORS CORP H (NEW)          370442832 GMH        15,845       174        1,521,120       68,791      850     6,603,936
GEORGIA-PAC (GEORGIA PAC GP)         373298108 GP              0         0                0          320        3        16,241
GLAXO WELLCOME PLC ADS               37733W105 GLX             0         0                0          265        5        14,807
GTE CORP                             362320103 GTE             0         0                0          745       12        52,570
H J HEINZ CO                         423074103 HNZ             0         0                0          275        5        10,950
HALLIBURTON CO HLDG CO               406216101 HAL        31,342       178        1,261,559      129,900      896     5,228,684
HASBRO INC                           418056107 HAS             0         0                0           77        1         1,458
HELLER FINANCIAL INC A               423328103 HF              0         0                0           77        1         1,545
HEWLETT PACKARD                      428236103 HWP           550         1           26,091          229        6        26,050
HOME DEPOT INC                       437076102 HD             19         1            1,306           75        2         5,157
HONEYWELL INTERNATIONAL INC          438516106 HON             0         0                0          377        7        21,750
ICN PHARMACEUTICALS INC NEW          448924100 ICN           210         3            8,532        1,035        5        26,199
IMC GLOBAL INC                       449669100 IGL             0         0                0           72        1         1,179
INDYMAC MORTGAGE HLDGS INC           456607100 NDE             0         0                0           75        1           956
INFINITY BROADCASTING CP A NEW       45662S102 INF         5,432         6          196,574       16,259       71       588,377
INGERSOLL RAND                       456866102 IR              0         0                0          351        5        19,327
INTEL CORP                           458140100 INTC        9,675       173          796,357       39,235      867     3,229,478
INTERNATIONAL PAPER CO               460146103 IP            190         3           10,723          898       10        50,681
INTERPUBLIC GROUP OF COS INC         460690100 IPG             0         0                0           74        1         4,269
INTL BUSINESS MACHINES CORP          459200101 IBM         1,200         6          129,451        4,378       78       472,285
IPC HOLDINGS LTD                     G4933P101 IPCR          150         2            2,232            0        0             0
I2 TECHNOLOGIES INC                  465754109 ITWO           90         3           17,550            0        0             0
JOHNSON & JOHNSON                    478160104 JNJ        11,283       176        1,052,195       46,510      888     4,337,342
KIMBERLY CLARK CORP                  494368103 KMB           240         3           15,705          535        7        35,009
KOHLS CORPORATION WISC               500255104 KSS           120         3           13,366           48        1         3,465
LAMAR ADVERTISING CO CL A            512815101 LAMR            0         0                0           10        2           606
LEAR CORP                            521865105 LEA             0         0                0           74        1         2,368
LIMITED INC                          532716107 LTD             0         0                0          320        2        13,860
LINCOLN NTL CORP IND                 534187109 LNC             0         0                0          450        2        18,000
LOCKHEED MARTIN CORP                 539830109 LMT             0         0                0          326        5         7,132
LOEWS CORP DELAWARE                  540424108 LTR             0         0                0          350        5        21,241
LOWES COMPANIES INC                  548661107 LOW        13,764       172          822,432       60,522      830     3,616,332
LUCENT TECHNOLOGIES                  549463107 LU          2,211         6          165,825        6,877       71       515,775
MANDALAY RESORT GP                   562567107 MBG             0         0                0           90        1         1,811
MASCO CORP                           574599106 MAS             0         0                0          305        2         7,739

MAY DEPARTMENT STORES                577778103 MAY             0         0                0        1,428       12        46,054
MAYTAG CORP                          578592107 MYG             0         0                0           75        1         3,600
MC DONALDS CORP                      580135101 MCD             0         0                0           78        1         3,144
MC GRAW HILL COS INC                 580645109 MHP           300         3           18,489          730        7        44,988
MCI WORLDCOM INC                     55268B106 WCOM       28,526       178        1,513,675      117,065      896     6,211,839
MEDIAONE GROUP INC                   58440J104 UMG             0         0                0          398        5        30,571
MEDTRONIC INC                        585055106 MDT             0         0                0           76        1         2,769
MELLON FINCL CORP                    58551A108 MEL        33,094       175        1,127,285      142,209      842     4,844,070
MERCK & CO                           589331107 MRK         6,485        90          435,719       26,526      427     1,782,280
MERRILL LYNCH & CO INC               590188108 MER             0         0                0          449        5        37,407
MICROSOFT CORP                       594918104 MSFT       18,821       178        2,197,394       78,367      895     9,149,596
MINNESOTA MINING & MFG CO            604059105 MMM             0         0                0          515       13        50,406
MORGAN STNLY DEAN WITTER & CO        617446448 MWD        13,390       173        1,911,459       57,000      839     8,136,925
MOTOROLA INC                         620076109 MOT        14,495       181        2,134,417       59,121      895     8,705,709
MSDW PACIFIC GROWTH C                616951307 TGRCX           0         0                0          384        1         6,678
NABISCO GROUP HOLDINGS               62952P102 NGH           420         3           10,579          138        1         1,466
NEW PERSPECTIVE FUND INC             648018109 ANWPX         460         3           14,232            1        1            29
NEWELL RUBBERMAID INC                651229106 NWL           340         3            9,860            0        0             0
NEXTEL COMMUNICATIONS INC CL A       65332V103 NXTL       15,220       178        1,569,569       62,399      893     6,434,940
NISOURCE INC                         65473P105 NI              5         1               89            0        0             0
NOKIA CP ADR                         654902204 NOK        13,095       178        2,501,994       54,277      893    10,370,446
NORDSTROM INC                        655664100 JWN             0         0                0          165        2         4,341
NORTEL NETWORKS CORP ADR             656569100 NT         17,445       173        1,761,945       73,830      827     7,456,830
NTL INCORPORATED                     629407107 NTLI            0         0                0           63        1         7,859
OCEAN ENERGY INC NEW                 6.75E+110 OEI           120         2            4,133          152        1         1,178
PALL CORPORATION                     696429307 PLL             0         0                0          645        5        13,907
PENNEY J C CO                        708160106 JCP           480         3           24,630          353        4         7,038
PFIZER INC                           717081103 PFE             0         0                0          585        2        18,976
PHARMACIA UPJOHN INC                 716941109 PNU             0         0                0          362        6        16,290
PHILIP MORRIS CO INC                 718154107 MO              0         0                0          733        5        16,859
PITNEY BOWES INC                     724479100 PBI             0         0                0          433        4        20,919
PNC BANK CORPORATION                 693475105 PNC             0         0                0          260        5        11,571
PPG INDUSTRIES INC                   693506107 PPG             0         0                0          440        7        27,528
PRAXAIR INC                          74005P104 PX              0         0                0          551        7        27,723
PROCTER & GAMBLE                     742718109 PG          9,058       175          992,434       38,278      830     4,193,899
PROVIDIAN FINCL CORP                 74406A102 PVN           480         3            9,240           77        2         7,012
QUALCOMM INC                         747525103 QCOM           12         1            2,114            0        0             0
QUANTUM CORP DSSG COM                747906204 DSS           510         3            7,715           76        1         1,150
QUANTUM CORP HDDG COM                747906303 HDD             0         0                0          216        1         1,499
RADIAN GROUP INC                     750236101 RDN            73         2            3,486            0        0             0
RELIASTAR FINCL CORP                 75952U103 RLR           280         3           10,973            0        0             0
ROHM & HAAS                          775371107 ROH         1,170         3           16,674          110        2         4,476
ROYAL DUTCH PETE NY 1.25 GU          780257804 RD              0         0                0          270        2        16,352
SARA LEE CORP                        803111103 SLE           440         3           11,385        1,090        7        24,049
SBC COMMUNICATIONS                   78387G103 SBC           320         3           15,601        1,122        9        54,699
SCHLUMBERGER LTD                     806857108 SLB             0         0                0          240        5        13,469
SHARED MEDICAL SYSTEMS CORP          819486101 SMS           370         3           17,228          555        5        28,271
SMURFIT STONE CONTAINER CP NEW       832727101 SSCC            0         0                0           53        1         1,299
SONY CORP ADR 1974 NEW               835699307 SNE             0         0                0           18        1         5,126

SOUTHWEST AIRLINES                   844741108 LUV           880         3           14,190            0        0             0
ST PAUL COMPANIES INC NO PAR         792860108 SPC           130         3            4,737          255        2         8,590
STAPLES INC                          855030102 SPLS            0         0                0           10        2           208
STMICROELECTRONICS NV                861012102 STM        14,970       176        2,267,035       62,047      824     9,396,331
SUMMIT BANCORP NJ                    866005101 SUB             0         0                0          400        5        12,251
SUN MICROSYSTEMS INC                 866810104 SUNW       19,557       178        1,514,449       87,737      895     6,794,180
SUNCOR ENERGY INC                    867229106 867229        370         3           15,449            0        2             0
TANDY CORP                           875382103 TAN           130         2            6,394        1,085       16        53,366
TELEFONICA DE ARGENTINA SA ADR       879378206 TAR             0         0                0          555        5        17,136
TELEPHONE & DATA SYSTEMS INC         879433100 TDS             0         0                0           57        1         7,182
TENET HEALTHCARE CORP                88033G100 THC             0         0                0        1,180        6        27,731
TEXACO INC                           881694103 TX         17,349       172          942,298       73,305      834     3,981,545
TEXAS INSTRUMENTS                    882508104 TXN         1,030         5           99,524        4,139       70       399,946
TEXTRON INC                          883203101 TXT             0         0                0          283        4        21,703
THE HARTFORD FIN SERS GRP INC        416515104 HIG             0         0                0          382        5        18,097
THOMAS & BETTS CORP                  884315102 TNB             0         0                0          295        5         9,405
TIME WARNER INC                      887315109 TWX             0         0                0          253        4        18,295
TJX COS INC NEW                      872540109 TJX           180         2            3,679          770       10        15,737
TORCHMARK CORP                       891027104 TMK             0         0                0           68        1         1,976
TOSCO CORP NEW                       891490302 TOS             0         0                0           86        1         2,338
TOTAL FINA SA ADS                    8.92E+113 TOT             0         0                0           86        2         5,956
TRANSOCEAN SEDCO FOREX               G90078109 RIG           400         3           11,200          207        4         6,974
TYCO INTERNATIONAL LTD NEW           902124106 TYC             0         0                0          910        9        35,490
UNILEVER NV NY SH NEW                904784709 UN              0         0                0           98        3         5,335
UNION PACIFIC RESOURCES GROUP        907834105 UPR             0         0                0          687        4         8,759
UNITED PARCEL SERVICE INC CL-B       911312106 UPS           140         3            9,660            0        0             0
UNITED TECHNOLOGIES CORP             913017109 UTX            60         1            3,900          564       12        36,660
UNOCAL CORP                          915289102 UCL             0         0                0          420        5        14,096
UNUMPROVIDENT CORP                   91529Y106 UNM           159         3            5,098          321        5        10,292
US TSY BOND       6.000  2-15-       912810EW4                 0         0                0       17,000        1        15,550
US TSY BOND       7 1/4  5-15-       912810DW5                 0         0                0        9,000        1         9,408
US TSY NOTE       6 1/2  5-15-       912827T85                 0         0                0       15,000        1        15,005
US TSY NOTE       6.000  8-15-       9128273D2                 0         0                0       12,000        1        12,011
USX MARATHON GP                      902905827 MRO             0         0                0          787        8        19,429
VALASSIS COMMUNICATIONS INC          918866104 VCI           355         3           14,999            0        0             0
VASTAR RESOURCES                     922380100 VRI           290         3           17,110            0        0             0
WAL MART STORES INC                  931142103 WMT        19,627       178        1,356,729       77,938      888     5,387,500
WALGREEN CO                          931422109 WAG             0         0                0          206        1         6,026
WASHINGTON MUTUAL INC                939322103 WM              0         0                0          192        2         4,968
WASTE MGMT INC (DELA)                94106L109 WMI             0         0                0           63        2         1,083
WELLPOINT HLTH NET INC NEW           94973H108 WLP            30         1            1,978          230        8        15,166
WELLS FARGO & CO NEW                 949746101 WFC             0         0                0        1,273       11        51,476
WEYERHAEUSER CO                      962166104 WY            190         3           13,645          270        5        19,390
WILLIAMS CO INC                      969457100 WMB             0         0                0          709        7        21,670
XEROX CORP                           984121103 XRX           390         3            8,848          856        8        19,422
XL CAPITAL LTD CL A                  G98255105 XL              0         0                0            3        1           156
YORK INTL CP NEW                     986670107 YRK             0         0                0           44        1         1,207
ZEBRA TECH CORP CL B                 989207204 ZBRB            0         0                0          120        1         3,990